Tax provision (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Income Tax [Abstract]
Major components of income tax
Certain 2022 figures within this note have been reclassified to conform with the current year’s presentation, including as it relates to amendments to IAS 12 Income Taxes regarding deferred tax related to assets and liabilities arising from a single transaction, which were effective for annual periods beginning on or after January 1, 2023.
The major components of income tax included in comprehensive earnings are as follows:

	2023	2022
Earnings:
Current tax	$(61)	$(581)
Deferred tax recovery (provision)	122	(37)
Tax recovery (provision) on earnings	$61	$(618)

Other comprehensive earnings:
Deferred tax recovery (provision) on retirement benefit actuarial loss (gain)	$12	$(56)
Tax recovery (provision) on comprehensive earnings	$73	$(674)

Income tax rate reconciliation
The tax provision differs from the amount that would have resulted from applying the British Columbia statutory income tax rate to earnings before tax as follows:

	2023	2022
Income tax recovery (expense) at statutory rate of 27%	$62	$(700)
Non-taxable amounts	—	10
Rate differentials between jurisdictions and on specified activities	(3)	81
Other	2	(9)
Tax recovery (provision)	$61	$(618)

Deferred income tax liabilities and assets
Deferred income tax liabilities (assets) are made up of the following components:

	2023	2022
Property, plant, equipment and intangibles	$737	$796
Reforestation and decommissioning obligations	(30)	(30)
Employee benefits	(22)	(12)
Export duties	90	72
Tax loss carry-forwards[1]	(47)	(11)
Inventory	(12)	(4)
Other	(39)	(20)
	$677	$791

Represented by:
Deferred income tax assets	$(6)	$(4)
Deferred income tax liabilities	683	795
	$677	$791
1.We have $241 million of net operating loss carry-forwards in various jurisdictions (December 31, 2022 - $61 million), $306 million of U.S. state net operating loss carry-forwards (December 31, 2022 - $345 million), and $83 million of capital loss carry-forwards (December 31, 2022 - $56 million). A portion of these losses expire over various periods starting in 2024. The net operating losses that have not been recognized as of December 31, 2023 are $32 million in various jurisdictions (December 31, 2022 - $35 million) and $270 million for U.S. states (December 31, 2022 - $272 million).